Options (Details) - $ / shares	6 Months Ended
	May 31, 2023	May 31, 2022
Options
Options Outstanding, Beginning of period	1,309,000	1,489,500
Expired		85,000
Options Outstanding, End of period	1,309,000	1,404,500
Options exercisable, end of period	1,309,000	1,404,500
Weighted average exercise price outstanding, Beginning	$ 0.35	$ 2.40
Weighted average exercise price, Expired	0	32.70
Weighted average exercise price outstanding, Ending	0.35	0.55
Weighted average exercise price, Options exercisable end of period	0.35	0.55
Weighted average grant date fair value, Beginning	0.27	1.80
Weighted average grant date fair value, Expired	0	25.08
Weighted average grant date fair value, Ending	0.27	0.38
Weighted average grant date fair value, Options exercisable end of period	$ 0.27	$ 0.38